UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C. 20549

  			     FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment 			[ ]; Amendment Number: 1
This Amendment (Check only one.):	[ ] is a restatement.
							[ ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Virtu Financial Capital Markets LLC (fka EWT LLC)
Address:	1540 2nd Street
		Suite 300
		Santa Monica, CA 90401

13F File Number:	28-12744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:		Chris Concannon
Title:		Partner
Phone:		(212) 418-0116

Signature,Place,and Date of Signing:

 /s/ Chris Concannon   New York, NY                    April 10, 2012
-------------------   ---------------------------     --------------------
    [Signature]           [City, State]              [Date]

Report Type (Check only one.):
			[ ]	13F HOLDINGS REPORT
			[X]	13F NOTICE
			[ ] 	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-14585		Virtu Financial LLC